Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2022
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents
Note 3 - Cash and Cash Equivalents

The Company’s cash and cash equivalents balance at December 31, 2022 and 2021, is denominated in the following currencies:

	December 31,
	2022	2021
	U.S. Dollars (in thousands)
US Dollars	139,644	225,283
New Israeli Shekels	4,008	13,566
Other currencies	4,504	3,094

	148,156	241,943

Short-term deposits are bank deposits in US Dollars with terms at the investment date of 3-12 months with average annual interest rates of 4.22% (2021 – 0.81%).